CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Statement of cash flows [abstract]
Income before taxation for the period		$ 4,130	$ 8,237	$ (23,907)	$ 12,367	$ (23,284)
Adjustment for:
– Interest expense (net)		797	757	889	1,554	1,786
– Depreciation, depletion and amortisation		8,223	5,896	28,089	14,119	35,182
– Exploration well write-offs		108	136	518	244	601
– Net (gains)/losses on sale and revaluation of non-current assets and businesses		55	(2,073)	(128)	(2,018)	(21)
– Share of (profit)/loss of joint ventures and associates		(1,114)	(995)	161	(2,108)	(693)
– Dividends received from joint ventures and associates		782	580	610	1,361	1,141
– (Increase)/decrease in inventories		(2,495)	(3,426)	(3,713)	(5,921)	5,881
– (Increase)/decrease in current receivables		(4,080)	(6,829)	3,959	(10,909)	10,273
– Increase/(decrease) in current payables		5,016	5,865	(4,226)	10,881	(12,655)
– Derivative financial instruments		2,173	185	837	2,358	665
– Retirement benefits		47	109	293	156	203
– Decommissioning and other provisions		(124)	77	392	(46)	290
– Other		561	583	(480)	1,145	98
Tax paid		(1,465)	(809)	(730)	(2,274)	(2,051)
Cash flow from operating activities		12,617	8,294	2,563	20,910	17,415
Capital expenditure		(4,232)	(3,885)	(3,436)	(8,117)	(7,699)
Investments in joint ventures and associates		(115)	(69)	(161)	(184)	(720)
Investments in equity securities		(36)	(21)	(20)	(57)	(167)
Proceeds from sale of property, plant and equipment and businesses		1,162	3,106	211	4,268	1,824
Proceeds from joint ventures and associates from sale, capital reduction and repayment of long-term loans	[1]	4	275	423	279	970
Proceeds from sale of equity securities		108	31	62	139	135
Interest received		110	98	118	209	310
Other investing cash inflows		799	711	1,174	1,510	2,029
Other investing cash outflows		(746)	(837)	(691)	(1,583)	(1,719)
Cash flow from investing activities		(2,946)	(590)	(2,320)	(3,535)	(5,039)
Net increase/(decrease) in debt with maturity period within three months		(34)	113	90	79	412
Other debt:
– New borrowings		57	109	15,238	166	16,241
– Repayments		(3,901)	(5,707)	(7,113)	(9,607)	(9,836)
Interest paid		(1,162)	(806)	(1,088)	(1,968)	(2,121)
Derivative financial instruments		(57)	(449)	324	(506)	243
Change in non-controlling interest		0	15	(32)	15	(40)
Cash dividends paid to:
– Royal Dutch Shell plc shareholders	[2]	(1,310)	(1,292)	(1,397)	(2,602)	(4,880)
– Non-controlling interest		(140)	(125)	(68)	(265)	(178)
Repurchases of shares	[3]	0	(216)	(216)	(216)	(1,702)
Shares held in trust: net sales/(purchases) and dividends received		(2)	(63)	(18)	(65)	(199)
Cash flow from financing activities		(6,550)	(8,420)	5,721	(14,970)	(2,060)
Effects of exchange rate changes on cash and cash equivalents		(2)	(128)	164	(130)	(431)
Increase/(decrease) in cash and cash equivalents		3,119	(844)	6,128	2,275	9,884
Cash and cash equivalents at beginning of period		30,985	31,830	21,811	31,830	18,055
Cash and cash equivalents at end of period		$ 34,104	$ 30,985	$ 27,939	$ 34,104	$ 27,939

[1]	As from 2021 renamed from 'Proceeds from sale of joint ventures and associates'.
[2]	Cash dividends paid represents the payment of net dividends (after deduction of withholding taxes where applicable) and payment of withholding taxes on dividends paid in the previous quarter.
[3]	The amount in Q1 2021 represents a payment of withholding taxes related to repurchases of shares in Q1 2020.